Trade receivables, reseller financing and other receivables - sale of subsidiaries (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Summary of trade receivables [line items]
Current		R$ 0	R$ 924,364
Borrowings, interest rate basis		CDI rate + 0.5% p.a.
Oxiteno S. A. Industria e Comercio [member]
Summary of trade receivables [line items]
Receivables from sale of investments	[1]	R$ 0	726,195
Adjustment to present value - sale of investments	[2]	R$ 0	(10,318)
Discount rate		6.17%
Extrafarma [member]
Summary of trade receivables [line items]
Receivables from sale of investments	[3]	R$ 0	R$ 208,487

[1]	The balance related to the final installment of the sale of Oxiteno was received in April 2024.
[2]	The consideration for the sale of Oxiteno was recognized at present value using a discount rate of 6.17%, and fully paid up in April 2024.
[3]	Balance related to the second installment of the Extrafarma sale transaction, received in August 2024, monetarily adjusted by the CDI rate + 0.5% p.a.